Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of outstanding shares granted and valuation inputs	The table below summarize the activity for the years ended December 31, 2024 and 2023.

	2024	2023
RSU outstanding on January 1 st	688,779	781,881

Forfeited	(4,310)	(35,689)
Vested	(68,311)	(57,413)

RSU outstanding on December 31	616,158	688,779